UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2546

Fidelity Commonwealth Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	January 31, 2015

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity Advisor® Event Driven
Opportunities Fund

January 31, 2015

1.9585371.101

AEDO-QTLY-0315

Investments January 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value
CONSUMER DISCRETIONARY - 21.5%
Diversified Consumer Services - 2.0%
Apollo Education Group, Inc. Class A (non-vtg.) (a)	2,994	$ 75,628
Sotheby's Class A (Ltd. vtg.)	2,279	96,971
		172,599
Hotels, Restaurants & Leisure - 4.0%
Bob Evans Farms, Inc.	1,730	97,520
Bravo Brio Restaurant Group, Inc. (a)	5,677	74,653
Darden Restaurants, Inc.	1,460	89,615
Life Time Fitness, Inc. (a)	1,770	96,766
		358,554
Internet & Catalog Retail - 1.4%
FTD Companies, Inc. (a)	1,707	58,465
Liberty TripAdvisor Holdings, Inc. (a)	2,900	69,426
		127,891
Media - 5.1%
Liberty Broadband Corp.:
Class A (a)	142	6,315
Class C (a)	309	13,720
Liberty Media Corp.:
Class A (a)	568	19,340
Class C (a)	1,236	42,172
New Media Investment Group, Inc.	5,400	126,306
News Corp. Class A (a)	5,364	79,870
Time, Inc.	3,760	94,150
Tribune Publishing Co.	3,350	70,350
		452,223
Specialty Retail - 9.0%
Abercrombie & Fitch Co. Class A	2,770	70,690
Chico's FAS, Inc.	5,385	89,822
CST Brands, Inc.	1,980	85,338
Destination XL Group, Inc. (a)	10,410	52,883
Groupe FNAC SA (a)	1,565	78,714
Murphy U.S.A., Inc. (a)	1,337	93,336
Office Depot, Inc. (a)	10,578	80,393
PetSmart, Inc.	1,100	89,876
Signet Jewelers Ltd.	730	88,410
Staples, Inc.	4,310	73,486
		802,948
TOTAL CONSUMER DISCRETIONARY		1,914,215
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - 8.2%
Food Products - 0.8%
WhiteWave Foods Co. (a)	2,130	$ 70,226
Tobacco - 7.4%
Universal Corp.	16,413	659,144
TOTAL CONSUMER STAPLES		729,370
ENERGY - 1.3%
Energy Equipment & Services - 1.1%
Paragon Offshore PLC	18,800	39,292
Rowan Companies PLC	1,630	34,426
Seventy Seven Energy, Inc. (a)	7,400	29,230
		102,948
Oil, Gas & Consumable Fuels - 0.2%
Magnum Hunter Resources Corp. (a)	8,270	16,044
TOTAL ENERGY		118,992
FINANCIALS - 14.0%
Banks - 1.8%
First Horizon National Corp.	6,334	82,279
Investors Bancorp, Inc.	7,300	80,373
		162,652
Capital Markets - 4.0%
Apollo Investment Corp.	10,452	74,418
Ashford, Inc. (a)	840	121,800
Greenhill & Co., Inc.	1,800	66,384
NorthStar Asset Management Group, Inc.	4,370	92,513
		355,115
Consumer Finance - 1.7%
Encore Capital Group, Inc. (a)	1,740	64,763
Navient Corp.	4,260	84,092
		148,855
Diversified Financial Services - 0.8%
MSCI, Inc. Class A	1,299	69,912
Insurance - 1.0%
FNF Group	2,566	90,067
Real Estate Investment Trusts - 3.2%
Ashford Hospitality Prime, Inc.	1,929	33,102
CareTrust (REIT), Inc.	2,811	37,892
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
New Residential Investment Corp.	2,905	$ 37,039
Outfront Media, Inc.	3,714	105,292
Starwood Waypoint Residential	1,480	35,875
WP Glimcher, Inc.	2,190	38,719
		287,919
Real Estate Management & Development - 0.5%
Buwog-Gemeinnuetzige Wohnung	2,100	41,302
Thrifts & Mortgage Finance - 1.0%
Fannie Mae (a)	15,194	34,187
Fox Chase Bancorp, Inc.	1,652	26,828
Freddie Mac (a)	15,470	33,261
		94,276
TOTAL FINANCIALS		1,250,098
HEALTH CARE - 5.8%
Health Care Equipment & Supplies - 1.6%
Halyard Health, Inc. (a)	1,550	69,084
Masimo Corp. (a)	2,840	72,477
		141,561
Health Care Technology - 0.9%
Allscripts Healthcare Solutions, Inc. (a)	6,500	77,415
Pharmaceuticals - 3.3%
AbbVie, Inc.	1,180	71,213
Allergan, Inc.	335	73,452
Mallinckrodt PLC (a)	672	71,225
Zoetis, Inc. Class A	1,908	81,529
		297,419
TOTAL HEALTH CARE		516,395
INDUSTRIALS - 18.6%
Aerospace & Defense - 2.7%
KLX, Inc. (a)	1,900	74,689
Triumph Group, Inc.	1,560	89,014
Vectrus, Inc. (a)	2,910	81,014
		244,717
Air Freight & Logistics - 1.0%
UTi Worldwide, Inc. (a)	7,390	87,719
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Building Products - 2.8%
Allegion PLC	3,074	$ 166,027
Armstrong World Industries, Inc. (a)	1,640	83,148
		249,175
Commercial Services & Supplies - 4.6%
Civeo Corp.	9,216	27,003
Clean Harbors, Inc. (a)	1,470	69,560
Matthews International Corp. Class A	1,990	92,197
Progressive Waste Solution Ltd. (Canada)	2,566	73,222
Recall Holdings Ltd.	11,750	65,081
The Brink's Co.	3,720	83,365
		410,428
Electrical Equipment - 2.0%
Babcock & Wilcox Co.	2,640	71,887
General Cable Corp.	2,310	26,426
OSRAM Licht AG	1,790	82,688
		181,001
Machinery - 3.3%
Allison Transmission Holdings, Inc.	2,188	68,528
Manitowoc Co., Inc.	3,707	69,321
SPX Corp.	823	68,778
Valmet Corp.	6,900	88,886
		295,513
Professional Services - 1.0%
Insperity, Inc.	2,150	90,171
Road & Rail - 0.8%
Hertz Global Holdings, Inc. (a)	3,400	69,768
Trading Companies & Distributors - 0.4%
Now, Inc.	1,370	34,182
TOTAL INDUSTRIALS		1,662,674
INFORMATION TECHNOLOGY - 24.3%
Communications Equipment - 3.0%
ADTRAN, Inc.	3,700	81,807
JDS Uniphase Corp. (a)	6,020	73,143
Juniper Networks, Inc.	3,360	76,373
Riverbed Technology, Inc. (a)	1,890	38,896
		270,219
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - 3.4%
Keysight Technologies, Inc. (a)	2,670	$ 89,151
Kimball Electronics, Inc. (a)	6,400	65,152
Knowles Corp. (a)	3,820	81,022
RealD, Inc. (a)	5,780	62,713
		298,038
Internet Software & Services - 1.7%
Rightside Group Ltd. (a)	8,700	68,730
XO Group, Inc. (a)	4,890	80,392
		149,122
IT Services - 4.9%
Blackhawk Network Holdings, Inc. (a)	2,080	68,869
ManTech International Corp. Class A	5,920	192,578
PRG-Schultz International, Inc. (a)	3,409	17,693
Science Applications International Corp.	1,690	82,438
ServiceSource International, Inc. (a)	23,620	79,127
		440,705
Semiconductors & Semiconductor Equipment - 5.0%
Advanced Micro Devices, Inc. (a)	29,147	74,908
Integrated Silicon Solution, Inc.	4,700	75,576
Micrel, Inc.	6,000	84,420
Silicon Image, Inc. (a)	16,500	119,790
Tessera Technologies, Inc.	2,330	86,396
		441,090
Software - 5.3%
CDK Global, Inc.	1,970	88,965
Comverse, Inc. (a)	22,491	387,520
		476,485
Technology Hardware, Storage & Peripherals - 1.0%
Intevac, Inc. (a)	4,263	27,710
Quantum Corp. (a)	40,357	63,764
		91,474
TOTAL INFORMATION TECHNOLOGY		2,167,133
MATERIALS - 3.0%
Chemicals - 0.4%
Air Products & Chemicals, Inc.	272	39,606
Containers & Packaging - 2.6%
MeadWestvaco Corp.	1,370	68,884
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Containers & Packaging - continued
Orora Ltd.	55,439	$ 91,232
Owens-Illinois, Inc. (a)	3,020	70,517
		230,633
TOTAL MATERIALS		270,239
UTILITIES - 0.4%
Gas Utilities - 0.4%
ONE Gas, Inc.	860	38,003
TOTAL COMMON STOCKS (Cost $8,627,287)		8,667,119
Money Market Funds - 3.3%

Fidelity Cash Central Fund, 0.13% (b) (Cost $296,743)	296,743	296,743
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $8,924,030)		8,963,862
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(38,667)
NET ASSETS - 100%		$ 8,925,195
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 207
Other Information

The following is a summary of the inputs used, as of January 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,914,215	$ 1,914,215	$ -	$ -
Consumer Staples	729,370	729,370	-	-
Energy	118,992	118,992	-	-
Financials	1,250,098	1,250,098	-	-
Health Care	516,395	516,395	-	-
Industrials	1,662,674	1,597,593	65,081	-
Information Technology	2,167,133	2,167,133	-	-
Materials	270,239	179,007	91,232	-
Utilities	38,003	38,003	-	-
Money Market Funds	296,743	296,743	-	-
Total Investments in Securities:	$ 8,963,862	$ 8,807,549	$ 156,313	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 192,177
Level 2 to Level 1	$ 0
Income Tax Information

At January 31, 2015, the cost of investment securities for income tax purposes was $9,077,840. Net unrealized depreciation aggregated $113,978, of which $918,040 related to appreciated investment securities and $1,032,018 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Event Driven
Opportunities Fund

January 31, 2015

1.9585361.101

EDO-QTLY-0315

Investments January 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value
CONSUMER DISCRETIONARY - 21.5%
Diversified Consumer Services - 1.9%
Apollo Education Group, Inc. Class A (non-vtg.) (a)	55,694	$ 1,406,830
Sotheby's Class A (Ltd. vtg.)	41,929	1,784,079
		3,190,909
Hotels, Restaurants & Leisure - 4.1%
Bob Evans Farms, Inc.	32,900	1,854,573
Bravo Brio Restaurant Group, Inc. (a)(d)	108,177	1,422,528
Darden Restaurants, Inc.	27,900	1,712,502
Life Time Fitness, Inc. (a)	33,500	1,831,445
		6,821,048
Internet & Catalog Retail - 1.4%
FTD Companies, Inc. (a)	30,597	1,047,947
Liberty TripAdvisor Holdings, Inc. (a)	54,100	1,295,154
		2,343,101
Media - 5.1%
Liberty Broadband Corp.:
Class A (a)	2,711	120,558
Class C (a)	5,423	240,781
Liberty Media Corp.:
Class A (a)	10,846	369,306
Class C (a)	21,692	740,131
New Media Investment Group, Inc.	100,800	2,357,712
News Corp. Class A (a)	101,305	1,508,431
Time, Inc.	69,700	1,745,288
Tribune Publishing Co.	61,800	1,297,800
		8,380,007
Specialty Retail - 9.0%
Abercrombie & Fitch Co. Class A	50,920	1,299,478
Chico's FAS, Inc.	102,405	1,708,115
CST Brands, Inc.	37,890	1,633,059
Destination XL Group, Inc. (a)	181,522	922,132
Groupe FNAC SA (a)	29,965	1,507,129
Murphy U.S.A., Inc. (a)	25,276	1,764,518
Office Depot, Inc. (a)	197,397	1,500,217
PetSmart, Inc.	20,000	1,634,100
Signet Jewelers Ltd.	12,900	1,562,319
Staples, Inc.	81,400	1,387,870
		14,918,937
TOTAL CONSUMER DISCRETIONARY		35,654,002
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - 7.8%
Food Products - 0.8%
WhiteWave Foods Co. (a)	40,159	$ 1,324,042
Tobacco - 7.0%
Universal Corp. (d)	287,200	11,533,951
TOTAL CONSUMER STAPLES		12,857,993
ENERGY - 1.1%
Energy Equipment & Services - 0.9%
Paragon Offshore PLC (d)	238,400	498,256
Rowan Companies PLC	30,000	633,600
Seventy Seven Energy, Inc. (a)	109,800	433,710
		1,565,566
Oil, Gas & Consumable Fuels - 0.2%
Magnum Hunter Resources Corp. (a)(d)	160,928	312,200
TOTAL ENERGY		1,877,766
FINANCIALS - 14.0%
Banks - 1.9%
First Horizon National Corp.	120,194	1,561,320
Investors Bancorp, Inc.	136,800	1,506,168
		3,067,488
Capital Markets - 4.0%
Apollo Investment Corp. (d)	194,696	1,386,236
Ashford, Inc. (a)	15,900	2,305,500
Greenhill & Co., Inc.	33,900	1,250,232
NorthStar Asset Management Group, Inc.	82,000	1,735,940
		6,677,908
Consumer Finance - 1.7%
Encore Capital Group, Inc. (a)(d)	33,459	1,245,344
Navient Corp.	79,100	1,561,434
		2,806,778
Diversified Financial Services - 0.8%
MSCI, Inc. Class A	24,509	1,319,074
Insurance - 1.0%
FNF Group	47,196	1,656,580
Real Estate Investment Trusts - 3.1%
Ashford Hospitality Prime, Inc.	34,069	584,624
CareTrust (REIT), Inc.	52,799	711,731
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
New Residential Investment Corp.	51,396	$ 655,299
Outfront Media, Inc.	68,668	1,946,738
Starwood Waypoint Residential	25,200	610,848
WP Glimcher, Inc.	37,200	657,696
		5,166,936
Real Estate Management & Development - 0.4%
Buwog-Gemeinnuetzige Wohnung	34,900	686,401
Thrifts & Mortgage Finance - 1.1%
Fannie Mae (a)	289,910	652,298
Fox Chase Bancorp, Inc.	34,810	565,314
Freddie Mac (a)	295,839	636,054
		1,853,666
TOTAL FINANCIALS		23,234,831
HEALTH CARE - 5.9%
Health Care Equipment & Supplies - 1.6%
Halyard Health, Inc. (a)	29,300	1,305,901
Masimo Corp. (a)	53,900	1,375,528
		2,681,429
Health Care Technology - 0.9%
Allscripts Healthcare Solutions, Inc. (a)	121,400	1,445,874
Pharmaceuticals - 3.4%
AbbVie, Inc.	20,910	1,261,919
Allergan, Inc.	6,300	1,381,338
Mallinckrodt PLC (a)	13,092	1,387,621
Zoetis, Inc. Class A	35,468	1,515,548
		5,546,426
TOTAL HEALTH CARE		9,673,729
INDUSTRIALS - 18.6%
Aerospace & Defense - 2.7%
KLX, Inc. (a)	34,700	1,364,057
Triumph Group, Inc.	28,800	1,643,328
Vectrus, Inc. (a)	54,900	1,528,416
		4,535,801
Air Freight & Logistics - 1.0%
UTi Worldwide, Inc. (a)	140,600	1,668,922
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Building Products - 2.8%
Allegion PLC	57,254	$ 3,092,289
Armstrong World Industries, Inc. (a)	31,200	1,581,840
		4,674,129
Commercial Services & Supplies - 4.6%
Civeo Corp.	167,519	490,831
Clean Harbors, Inc. (a)	27,100	1,282,372
Matthews International Corp. Class A	37,700	1,746,641
Progressive Waste Solution Ltd. (Canada)	48,684	1,389,220
Recall Holdings Ltd.	214,537	1,188,288
The Brink's Co.	69,400	1,555,254
		7,652,606
Electrical Equipment - 2.1%
Babcock & Wilcox Co.	49,000	1,334,270
General Cable Corp.	43,000	491,920
OSRAM Licht AG	34,209	1,580,264
		3,406,454
Machinery - 3.2%
Allison Transmission Holdings, Inc.	41,649	1,304,447
Manitowoc Co., Inc.	60,500	1,131,350
SPX Corp.	15,023	1,255,472
Valmet Corp.	131,900	1,699,136
		5,390,405
Professional Services - 1.0%
Insperity, Inc.	39,500	1,656,630
Road & Rail - 0.8%
Hertz Global Holdings, Inc. (a)	61,900	1,270,188
Trading Companies & Distributors - 0.4%
Now, Inc. (d)	24,500	611,275
TOTAL INDUSTRIALS		30,866,410
INFORMATION TECHNOLOGY - 24.4%
Communications Equipment - 3.0%
ADTRAN, Inc.	69,100	1,527,801
JDS Uniphase Corp. (a)	112,900	1,371,735
Juniper Networks, Inc.	61,200	1,391,076
Riverbed Technology, Inc. (a)	33,800	695,604
		4,986,216
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - 3.4%
Keysight Technologies, Inc. (a)	49,500	$ 1,652,805
Kimball Electronics, Inc. (a)	120,800	1,229,744
Knowles Corp. (a)(d)	72,260	1,532,635
RealD, Inc. (a)	109,600	1,189,160
		5,604,344
Internet Software & Services - 1.6%
Rightside Group Ltd. (a)	154,900	1,223,710
XO Group, Inc. (a)	91,400	1,502,616
		2,726,326
IT Services - 5.0%
Blackhawk Network Holdings, Inc. (a)	37,900	1,254,869
ManTech International Corp. Class A	110,000	3,578,300
PRG-Schultz International, Inc. (a)	60,936	316,258
Science Applications International Corp.	30,849	1,504,814
ServiceSource International, Inc. (a)(d)	469,400	1,572,490
		8,226,731
Semiconductors & Semiconductor Equipment - 5.0%
Advanced Micro Devices, Inc. (a)(d)	546,945	1,405,649
Integrated Silicon Solution, Inc.	84,500	1,358,760
Micrel, Inc.	114,300	1,608,201
Silicon Image, Inc. (a)	308,300	2,238,258
Tessera Technologies, Inc.	43,604	1,616,836
		8,227,704
Software - 5.4%
CDK Global, Inc.	37,600	1,698,016
Comverse, Inc. (a)	420,373	7,243,027
		8,941,043
Technology Hardware, Storage & Peripherals - 1.0%
Intevac, Inc. (a)	75,179	488,664
Quantum Corp. (a)	734,778	1,160,949
		1,649,613
TOTAL INFORMATION TECHNOLOGY		40,361,977
MATERIALS - 3.0%
Chemicals - 0.4%
Air Products & Chemicals, Inc.	4,512	656,992
Containers & Packaging - 2.6%
MeadWestvaco Corp.	25,200	1,267,056
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Containers & Packaging - continued
Orora Ltd.	1,036,284	$ 1,705,346
Owens-Illinois, Inc. (a)	56,000	1,307,600
		4,280,002
TOTAL MATERIALS		4,936,994
UTILITIES - 0.4%
Gas Utilities - 0.4%
ONE Gas, Inc.	15,000	662,850
TOTAL COMMON STOCKS (Cost $162,327,047)		160,126,552
Money Market Funds - 7.9%

Fidelity Cash Central Fund, 0.13% (b)	5,943,971	5,943,971
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	7,161,343	7,161,343
TOTAL MONEY MARKET FUNDS (Cost $13,105,314)		13,105,314
TOTAL INVESTMENT PORTFOLIO - 104.6% (Cost $175,432,361)		173,231,866
NET OTHER ASSETS (LIABILITIES) - (4.6)%		(7,566,918)
NET ASSETS - 100%		$ 165,664,948
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,414
Fidelity Securities Lending Cash Central Fund	38,023
Total	$ 41,437
Other Information

The following is a summary of the inputs used, as of January 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 35,654,002	$ 35,654,002	$ -	$ -
Consumer Staples	12,857,993	12,857,993	-	-
Energy	1,877,766	1,877,766	-	-
Financials	23,234,831	23,234,831	-	-
Health Care	9,673,729	9,673,729	-	-
Industrials	30,866,410	29,678,122	1,188,288	-
Information Technology	40,361,977	40,361,977	-	-
Materials	4,936,994	3,231,648	1,705,346	-
Utilities	662,850	662,850	-	-
Money Market Funds	13,105,314	13,105,314	-	-
Total Investments in Securities:	$ 173,231,866	$ 170,338,232	$ 2,893,634	$ -
Income Tax Information

At January 31, 2015, the cost of investment securities for income tax purposes was $177,336,986. Net unrealized depreciation aggregated $4,105,120, of which $14,600,418 related to appreciated investment securities and $18,705,538 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Small Cap Stock Fund

January 31, 2015

1.813072.110

SLC-QTLY-0315

Investments January 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 14.0%
Diversified Consumer Services - 0.7%
ServiceMaster Global Holdings, Inc.	406,057	$ 11,475
Hotels, Restaurants & Leisure - 2.3%
ARAMARK Holdings Corp.	312,200	9,778
Extended Stay America, Inc. unit	649,000	12,837
Popeyes Louisiana Kitchen, Inc. (a)	150,000	8,613
Ruth's Hospitality Group, Inc.	585,750	8,505
		39,733
Household Durables - 0.1%
De Longhi SpA	152,392	2,752
Internet & Catalog Retail - 1.0%
HSN, Inc.	217,000	16,804
Leisure Products - 0.4%
Amer Group PLC (A Shares)	358,862	6,845
Multiline Retail - 1.1%
Dillard's, Inc. Class A (d)	175,200	19,903
Specialty Retail - 6.0%
GNC Holdings, Inc.	380,600	16,876
Lumber Liquidators Holdings, Inc. (a)(d)	192,900	12,182
Murphy U.S.A., Inc. (a)	357,910	24,986
Office Depot, Inc. (a)	2,138,655	16,254
Vitamin Shoppe, Inc. (a)	405,000	17,119
Zumiez, Inc. (a)	474,858	17,707
		105,124
Textiles, Apparel & Luxury Goods - 2.4%
Fossil Group, Inc. (a)	169,900	16,616
G-III Apparel Group Ltd. (a)	158,200	15,377
Steven Madden Ltd. (a)	275,132	9,448
		41,441
TOTAL CONSUMER DISCRETIONARY		244,077
CONSUMER STAPLES - 1.5%
Beverages - 1.2%
Coca-Cola Bottling Co. Consolidated	208,042	20,292
Food & Staples Retailing - 0.3%
Cosmos Pharmaceutical Corp.	34,000	5,479
TOTAL CONSUMER STAPLES		25,771
Common Stocks - continued
	Shares	Value (000s)
ENERGY - 3.7%
Energy Equipment & Services - 0.4%
Dril-Quip, Inc. (a)	83,000	$ 6,161
Western Energy Services Corp.	216,500	894
		7,055
Oil, Gas & Consumable Fuels - 3.3%
Ardmore Shipping Corp.	988,729	11,192
EQT Midstream Partners LP	61,000	5,176
Northern Oil & Gas, Inc. (a)(d)	615,607	3,866
Targa Resources Corp.	73,300	6,365
World Fuel Services Corp.	629,000	30,802
		57,401
TOTAL ENERGY		64,456
FINANCIALS - 23.4%
Banks - 10.2%
City National Corp.	206,600	17,910
Commerce Bancshares, Inc.	250,000	10,000
Customers Bancorp, Inc.	616,524	12,115
East West Bancorp, Inc.	339,803	12,294
FirstMerit Corp.	1,625,000	26,626
Popular, Inc. (a)	271,000	8,355
Prosperity Bancshares, Inc.	599,245	27,439
Spar Nord Bank A/S	2,127,544	19,224
UMB Financial Corp.	466,592	22,639
United Community Bank, Inc.	1,159,200	20,298
		176,900
Capital Markets - 2.7%
AllianceBernstein Holding LP	583,700	14,102
OM Asset Management Ltd. (a)	925,000	14,023
Vontobel Holdings AG	575,099	19,260
		47,385
Consumer Finance - 0.8%
Springleaf Holdings, Inc. (a)	468,200	14,795
Insurance - 5.0%
Allied World Assurance Co.	864,000	33,411
AmTrust Financial Services, Inc. (d)	80,000	4,050
Employers Holdings, Inc.	256,500	5,335
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Primerica, Inc.	557,237	$ 27,661
Validus Holdings Ltd.	404,400	16,034
		86,491
Real Estate Investment Trusts - 4.7%
CBL & Associates Properties, Inc.	479,900	9,896
Coresite Realty Corp.	834,911	36,577
Piedmont Office Realty Trust, Inc. Class A	663,200	12,952
WP Carey, Inc.	309,000	22,189
		81,614
TOTAL FINANCIALS		407,185
HEALTH CARE - 11.5%
Biotechnology - 3.1%
Adamas Pharmaceuticals, Inc.	63,000	1,060
Aegerion Pharmaceuticals, Inc. (a)	67,000	1,556
ArQule, Inc. (a)	1,503,938	1,745
Biota Pharmaceuticals, Inc. (a)	326,062	783
Cellular Dynamics International, Inc. (a)(d)	67,665	343
Curis, Inc. (a)	285,680	526
Cytokinetics, Inc. (a)	65,000	461
Discovery Laboratories, Inc. (a)	100,000	139
Dyax Corp. (a)	200,000	3,022
Emergent BioSolutions, Inc. (a)	58,700	1,645
Hyperion Therapeutics, Inc. (a)	62,830	1,590
Infinity Pharmaceuticals, Inc. (a)	125,000	1,930
Momenta Pharmaceuticals, Inc. (a)	15,000	162
Nanosphere, Inc. (a)	2,000,125	490
Novavax, Inc. (a)	1,034,209	8,077
OncoGenex Pharmaceuticals, Inc. (a)(d)	567,454	1,141
PDL BioPharma, Inc. (d)	65,000	474
Progenics Pharmaceuticals, Inc. (a)	60,325	361
Rigel Pharmaceuticals, Inc. (a)	180,000	373
Synageva BioPharma Corp. (a)	90,400	10,416
Targacept, Inc. (a)	531,606	1,334
United Therapeutics Corp. (a)	100,930	14,244
Vical, Inc. (a)	1,371,470	1,426
Vitae Pharmaceuticals, Inc.	40,000	583
		53,881
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - 3.2%
Cyberonics, Inc. (a)	446,100	$ 24,790
Integra LifeSciences Holdings Corp. (a)	125,564	6,996
Steris Corp. (d)	365,501	23,838
		55,624
Health Care Providers & Services - 2.2%
Air Methods Corp. (a)	77,978	3,240
MWI Veterinary Supply, Inc. (a)	51,200	9,711
Providence Service Corp. (a)	312,418	12,184
Providence Service Corp. rights 2/5/15 (a)	10,633	0
Team Health Holdings, Inc. (a)	268,080	13,860
		38,995
Life Sciences Tools & Services - 0.8%
PAREXEL International Corp. (a)	224,000	13,655
Pharmaceuticals - 2.2%
Dechra Pharmaceuticals PLC	2,403,652	31,316
Endocyte, Inc. (a)(d)	277,000	1,435
Theravance, Inc. (d)	435,157	4,904
		37,655
TOTAL HEALTH CARE		199,810
INDUSTRIALS - 10.8%
Aerospace & Defense - 2.8%
Moog, Inc. Class A (a)	145,000	10,194
Teledyne Technologies, Inc. (a)	283,418	26,936
Triumph Group, Inc.	203,000	11,583
		48,713
Commercial Services & Supplies - 0.5%
Regus PLC	3,064,129	9,323
Construction & Engineering - 1.4%
AECOM Technology Corp. (a)	976,063	24,812
Electrical Equipment - 1.0%
Regal-Beloit Corp.	252,000	17,350
Machinery - 1.0%
AGCO Corp.	20,000	867
Manitowoc Co., Inc.	401,200	7,502
Valmont Industries, Inc.	83,000	9,970
		18,339
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Professional Services - 2.2%
Corporate Executive Board Co.	222,900	$ 15,273
Dun & Bradstreet Corp.	72,244	8,316
Huron Consulting Group, Inc. (a)	189,572	14,260
		37,849
Trading Companies & Distributors - 1.9%
DXP Enterprises, Inc. (a)	89,000	3,651
Watsco, Inc.	151,800	16,525
WESCO International, Inc. (a)(d)	187,900	12,544
		32,720
TOTAL INDUSTRIALS		189,106
INFORMATION TECHNOLOGY - 22.6%
Communications Equipment - 4.2%
Aruba Networks, Inc. (a)	1,342,869	22,265
Brocade Communications Systems, Inc.	568,600	6,323
NETGEAR, Inc. (a)	451,509	15,247
Plantronics, Inc.	657,551	30,136
		73,971
Electronic Equipment & Components - 2.6%
Ingram Micro, Inc. Class A (a)	1,019,400	25,668
Zebra Technologies Corp. Class A (a)	234,000	19,530
		45,198
Internet Software & Services - 1.8%
Bankrate, Inc. (a)	1,226,674	15,309
HomeAway, Inc. (a)	180,000	4,588
Perficient, Inc. (a)	599,115	10,784
		30,681
IT Services - 4.9%
Broadridge Financial Solutions, Inc.	187,409	8,994
Genpact Ltd. (a)	636,050	12,766
Global Payments, Inc.	239,530	20,913
Maximus, Inc.	567,000	31,593
Total System Services, Inc.	301,814	10,675
		84,941
Semiconductors & Semiconductor Equipment - 3.2%
Entegris, Inc. (a)	1,564,056	20,333
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Qorvo, Inc. (a)(d)	421,250	$ 31,118
Semtech Corp. (a)	165,400	4,211
		55,662
Software - 5.9%
BroadSoft, Inc. (a)	348,277	9,365
Mentor Graphics Corp.	907,170	20,874
Parametric Technology Corp. (a)	896,300	29,945
Solera Holdings, Inc.	598,900	30,903
Synchronoss Technologies, Inc. (a)	271,902	11,548
		102,635
TOTAL INFORMATION TECHNOLOGY		393,088
MATERIALS - 7.3%
Chemicals - 1.6%
Chemtura Corp. (a)(d)	655,200	14,277
Ferro Corp. (a)	1,227,534	13,662
		27,939
Containers & Packaging - 1.7%
Silgan Holdings, Inc.	586,412	30,147
Metals & Mining - 0.5%
Commercial Metals Co.	650,800	8,734
Paper & Forest Products - 3.5%
Boise Cascade Co. (a)	735,600	29,748
Kapstone Paper & Packaging Corp.	331,300	9,896
P.H. Glatfelter Co.	365,223	8,353
Schweitzer-Mauduit International, Inc.	310,686	12,073
		60,070
TOTAL MATERIALS		126,890
TELECOMMUNICATION SERVICES - 0.5%
Wireless Telecommunication Services - 0.5%
Drillisch AG (d)	206,767	8,061
UTILITIES - 2.5%
Electric Utilities - 0.8%
IDACORP, Inc.	213,648	14,509
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Independent Power and Renewable Electricity Producers - 1.7%
Pattern Energy Group, Inc.	1,004,500	$ 29,351
TOTAL UTILITIES		43,860
TOTAL COMMON STOCKS (Cost $1,392,724)		1,702,304
Money Market Funds - 4.2%

Fidelity Cash Central Fund, 0.13% (b)	38,622,021	38,622
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	35,125,238	35,125
TOTAL MONEY MARKET FUNDS (Cost $73,747)		73,747
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $1,466,471)		1,776,051
NET OTHER ASSETS (LIABILITIES) - (2.0)%		(34,746)
NET ASSETS - 100%		$ 1,741,305
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 24
Fidelity Securities Lending Cash Central Fund	445
Total	$ 469
Other Information

The following is a summary of the inputs used, as of January 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 244,077	$ 244,077	$ -	$ -
Consumer Staples	25,771	20,292	5,479	-
Energy	64,456	64,456	-	-
Financials	407,185	407,185	-	-
Health Care	199,810	199,810	-	-
Industrials	189,106	189,106	-	-
Information Technology	393,088	393,088	-	-
Materials	126,890	126,890	-	-
Telecommunication Services	8,061	8,061	-	-
Utilities	43,860	43,860	-	-
Money Market Funds	73,747	73,747	-	-
Total Investments in Securities:	$ 1,776,051	$ 1,770,572	$ 5,479	$ -
Income Tax Information

At January 31, 2015, the cost of investment securities for income tax purposes was $1,468,948,000. Net unrealized appreciation aggregated $307,103,000, of which $359,772,000 related to appreciated investment securities and $52,669,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Small Cap Discovery
Fund

January 31, 2015

1.813037.110

SMR-QTLY-0315

Investments January 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
CONSUMER DISCRETIONARY - 15.6%
Household Durables - 1.2%
Meritage Homes Corp. (a)	1,900,080	$ 69,181,913
Leisure Products - 2.8%
Brunswick Corp.	3,000,000	162,840,000
Multiline Retail - 1.3%
Big Lots, Inc.	1,750,000	80,342,500
Specialty Retail - 9.7%
Aarons, Inc. Class A (e)	5,594,735	177,129,310
Genesco, Inc. (a)(e)	1,700,000	121,465,000
Murphy U.S.A., Inc. (a)	1,593,709	111,256,825
Rent-A-Center, Inc. (e)	4,191,161	143,672,999
Tsutsumi Jewelry Co. Ltd.	665,900	14,220,033
		567,744,167
Textiles, Apparel & Luxury Goods - 0.6%
Vera Bradley, Inc. (a)(d)	1,868,492	35,632,142
TOTAL CONSUMER DISCRETIONARY		915,740,722
CONSUMER STAPLES - 2.2%
Food Products - 2.2%
Post Holdings, Inc. (a)(d)(e)	2,717,900	128,420,775
ENERGY - 1.7%
Energy Equipment & Services - 1.7%
Superior Energy Services, Inc.	4,900,000	98,000,000
FINANCIALS - 23.9%
Banks - 9.5%
Associated Banc-Corp.	5,470,000	91,950,700
Cathay General Bancorp	2,450,000	58,530,500
First Citizen Bancshares, Inc.	549,844	134,189,428
National Penn Bancshares, Inc.	4,120,100	39,964,970
PacWest Bancorp	1,500,000	64,132,500
TCF Financial Corp. (e)	11,500,000	169,050,000
		557,818,098
Capital Markets - 5.3%
Federated Investors, Inc. Class B (non-vtg.) (d)	5,220,000	165,004,200
Waddell & Reed Financial, Inc. Class A	3,200,000	143,072,000
		308,076,200
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - 1.3%
Cash America International, Inc.	1,075,193	$ 22,364,014
Enova International, Inc. (a)	1,468,294	28,264,660
EZCORP, Inc. (non-vtg.) Class A (a)	2,508,144	25,858,965
		76,487,639
Insurance - 1.8%
Amerisafe, Inc. (e)	1,160,000	47,212,000
Platinum Underwriters Holdings Ltd.	800,000	59,064,000
		106,276,000
Real Estate Investment Trusts - 3.4%
Franklin Street Properties Corp.	2,700,000	34,776,000
Rouse Properties, Inc. (e)	3,300,000	61,347,000
The GEO Group, Inc.	2,400,000	104,448,000
		200,571,000
Thrifts & Mortgage Finance - 2.6%
Astoria Financial Corp.	4,475,000	54,729,250
Washington Federal, Inc. (e)	5,051,700	100,326,762
		155,056,012
TOTAL FINANCIALS		1,404,284,949
HEALTH CARE - 14.4%
Health Care Equipment & Supplies - 3.8%
Hill-Rom Holdings, Inc.	2,000,000	95,520,000
Integra LifeSciences Holdings Corp. (a)(e)	2,319,648	129,250,787
		224,770,787
Health Care Providers & Services - 9.7%
AmSurg Corp. (a)	2,140,000	118,085,200
Centene Corp. (a)	400,000	43,664,000
Chemed Corp. (d)(e)	1,050,000	106,197,000
Owens & Minor, Inc. (e)	3,200,000	109,536,000
Team Health Holdings, Inc. (a)	1,300,000	67,210,000
VCA, Inc. (a)	2,400,000	125,040,000
		569,732,200
Pharmaceuticals - 0.9%
Theravance, Inc. (d)	4,581,353	51,631,848
TOTAL HEALTH CARE		846,134,835
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 13.3%
Commercial Services & Supplies - 3.6%
HNI Corp.	2,050,226	$ 100,973,631
Quad/Graphics, Inc. (e)	2,477,412	49,647,336
United Stationers, Inc.	1,562,600	62,988,406
		213,609,373
Electrical Equipment - 4.0%
EnerSys (e)	2,679,474	156,427,692
GrafTech International Ltd. (a)(d)(e)	11,498,151	41,738,288
Powell Industries, Inc. (e)	894,113	34,879,348
		233,045,328
Machinery - 0.8%
Columbus McKinnon Corp. (NY Shares) (e)	1,870,000	46,843,500
Professional Services - 2.8%
FTI Consulting, Inc. (a)(e)	4,000,000	162,680,000
Trading Companies & Distributors - 2.1%
Diploma PLC	3,000,000	34,183,209
WESCO International, Inc. (a)	1,315,322	87,810,897
		121,994,106
TOTAL INDUSTRIALS		778,172,307
INFORMATION TECHNOLOGY - 20.1%
Communications Equipment - 0.9%
Polycom, Inc. (a)	4,000,000	53,200,000
Electronic Equipment & Components - 6.7%
Ingram Micro, Inc. Class A (a)	6,250,000	157,375,000
SYNNEX Corp.	1,012,681	75,130,803
Tech Data Corp. (a)(e)	2,773,825	158,385,408
		390,891,211
Internet Software & Services - 5.2%
Blucora, Inc. (a)(e)	2,053,387	27,761,792
Cimpress NV (a)	1,250,000	100,687,500
j2 Global, Inc. (d)(e)	2,700,000	155,088,000
QuinStreet, Inc. (a)(e)	4,000,000	20,480,000
		304,017,292
IT Services - 4.6%
Booz Allen Hamilton Holding Corp. Class A	4,000,000	116,440,000
CACI International, Inc. Class A (a)(e)	1,850,000	156,491,500
		272,931,500
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - 2.7%
SS&C Technologies Holdings, Inc.	2,900,000	$ 160,457,000
TOTAL INFORMATION TECHNOLOGY		1,181,497,003
MATERIALS - 4.0%
Containers & Packaging - 1.3%
Silgan Holdings, Inc.	1,450,000	74,544,500
Metals & Mining - 2.7%
Carpenter Technology Corp.	1,800,000	68,292,000
Haynes International, Inc. (e)	1,046,769	40,750,717
RTI International Metals, Inc. (a)(e)	2,185,000	48,725,500
		157,768,217
TOTAL MATERIALS		232,312,717
TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 1.6%
Intelsat SA (a)(e)	5,800,000	91,350,000
UTILITIES - 2.4%
Electric Utilities - 2.4%
UIL Holdings Corp. (e)	3,000,629	138,028,934
TOTAL COMMON STOCKS (Cost $4,480,085,444)		5,813,942,242
Money Market Funds - 3.5%
	Shares	Value
Fidelity Cash Central Fund, 0.13% (b)	54,835,432	$ 54,835,432
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	150,963,439	150,963,439
TOTAL MONEY MARKET FUNDS (Cost $205,798,871)		205,798,871
TOTAL INVESTMENT PORTFOLIO - 102.7% (Cost $4,685,884,315)		6,019,741,113
NET OTHER ASSETS (LIABILITIES) - (2.7)%		(156,223,043)
NET ASSETS - 100%		$ 5,863,518,070
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 20,763
Fidelity Securities Lending Cash Central Fund	1,584,745
Total	$ 1,605,508
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Aarons, Inc. Class A	$ 164,574,508	$ 260,954	$ -	$ 363,232	$ 177,129,310
Amerisafe, Inc.	49,474,000	-	-	1,577,600	47,212,000
AmSurg Corp.	92,683,400	-	-	-	-
Big Lots, Inc.	136,275,000	-	76,811,166	1,427,065	-
Blount International, Inc.	30,071,550	-	41,700,147	-	-
Blucora, Inc.	39,527,700	-	-	-	27,761,792
CACI International, Inc. Class A	145,499,964	-	20,964,175	-	156,491,500
Chemed Corp.	131,150,250	-	51,697,637	797,174	106,197,000
Columbus McKinnon Corp. (NY Shares)	49,536,300	-	-	224,400	46,843,500
EnerSys	155,434,000	22,732,384	-	1,260,000	156,427,692
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Franklin Street Properties Corp.	81,606,000	-	48,000,331	2,114,301	-
FTI Consulting, Inc.	137,200,000	-	-	-	162,680,000
Genesco, Inc.	129,829,000	-	-	-	121,465,000
GrafTech International Ltd.	128,894,273	-	-	-	41,738,288
Haynes International, Inc.	53,577,529	1,431,236	-	666,563	40,750,717
Integra LifeSciences Holdings Corp.	105,729,556	-	-	-	129,250,787
Intelsat SA	105,444,000	-	-	-	91,350,000
j2 Global, Inc.	146,034,000	-	27,295,939	2,622,375	155,088,000
Monotype Imaging Holdings, Inc.	67,929,240	-	72,056,373	361,768	-
Owens & Minor, Inc.	114,036,000	-	6,556,482	2,400,000	109,536,000
Polycom, Inc.	143,664,000	-	94,217,297	-	-
Post Holdings, Inc.	142,037,454	-	-	-	128,420,775
Powell Industries, Inc.	72,818,000	-	16,409,779	743,498	34,879,348
Quad/ Graphics, Inc.	55,809,955	-	2,268,106	2,263,410	49,647,336
QuinStreet, Inc.	24,400,000	-	-	-	20,480,000
Regis Corp.	45,990,000	-	57,996,694	-	-
Rent-A-Center, Inc.	122,131,713	318,500	-	2,929,213	143,672,999
Rouse Properties, Inc.	-	59,760,461	-	561,000	61,347,000
RTI International Metals, Inc.	75,609,600	-	11,381,330	-	48,725,500
TCF Financial Corp.	196,250,000	4,375,811	20,941,529	1,775,000	169,050,000
Tech Data Corp.	201,456,823	-	28,641,567	-	158,385,408
UIL Holdings Corp.	110,213,103	-	-	3,888,815	138,028,934
VCA, Inc.	140,898,000	-	90,076,213	-	-
Vera Bradley, Inc.	61,368,324	-	8,179,873	-	-
Washington Federal, Inc.	112,395,114	-	3,273,305	1,963,689	100,326,762
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
World AcceptanceCorp.	42,826,740	-	41,337,049	-	-
Total	$ 3,612,375,096	$ 88,879,346	$ 719,804,992	$ 27,939,103	$ 2,622,885,648
Other Information

The following is a summary of the inputs used, as of January 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 915,740,722	$ 901,520,689	$ 14,220,033	$ -
Consumer Staples	128,420,775	128,420,775	-	-
Energy	98,000,000	98,000,000	-	-
Financials	1,404,284,949	1,404,284,949	-	-
Health Care	846,134,835	846,134,835	-	-
Industrials	778,172,307	778,172,307	-	-
Information Technology	1,181,497,003	1,181,497,003	-	-
Materials	232,312,717	232,312,717	-	-
Telecommunication Services	91,350,000	91,350,000	-	-
Utilities	138,028,934	138,028,934	-	-
Money Market Funds	205,798,871	205,798,871	-	-
Total Investments in Securities:	$ 6,019,741,113	$ 6,005,521,080	$ 14,220,033	$ -
Income Tax Information

At January 31, 2015, the cost of investment securities for income tax purposes was $4,688,331,313. Net unrealized appreciation aggregated $1,331,409,800, of which $1,598,589,272 related to appreciated investment securities and $267,179,472 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Large Cap Stock Fund

January 31, 2015

1.813034.110

LCS-QTLY-0315

Investments January 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 10.1%
Auto Components - 0.2%
BorgWarner, Inc.	97,800	$ 5,282
Diversified Consumer Services - 0.3%
H&R Block, Inc.	296,183	10,153
Hotels, Restaurants & Leisure - 1.1%
Darden Restaurants, Inc.	51,200	3,143
Las Vegas Sands Corp.	134,300	7,302
Yum! Brands, Inc.	333,988	24,141
		34,586
Household Durables - 0.2%
Taylor Morrison Home Corp. (a)	275,900	4,903
Internet & Catalog Retail - 0.1%
Priceline Group, Inc. (a)	3,300	3,331
Leisure Products - 0.1%
NJOY, Inc. (e)	195,178	1,575
Media - 3.9%
Comcast Corp. Class A (special) (non-vtg.)	1,003,213	53,070
Liberty Global PLC Class A (a)	113,400	5,298
Sinclair Broadcast Group, Inc. Class A (d)	259,400	6,418
Starz Series A (a)	227,300	6,710
Time Warner, Inc.	453,741	35,360
Viacom, Inc. Class B (non-vtg.)	162,600	10,475
		117,331
Multiline Retail - 2.5%
Dollar General Corp. (a)	53,700	3,601
Target Corp.	980,119	72,147
		75,748
Specialty Retail - 1.6%
Lowe's Companies, Inc.	615,870	41,731
Sally Beauty Holdings, Inc. (a)	247,400	7,689
		49,420
Textiles, Apparel & Luxury Goods - 0.1%
Michael Kors Holdings Ltd. (a)	30,800	2,180
TOTAL CONSUMER DISCRETIONARY		304,509
CONSUMER STAPLES - 9.9%
Beverages - 2.6%
Diageo PLC	580,075	17,171
Monster Beverage Corp. (a)	43,114	5,042
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
PepsiCo, Inc.	113,756	$ 10,668
SABMiller PLC	203,518	11,114
The Coca-Cola Co.	880,875	36,266
		80,261
Food & Staples Retailing - 1.4%
CVS Health Corp.	188,289	18,482
Tesco PLC	575,800	1,947
Walgreens Boots Alliance, Inc.	218,695	16,129
Whole Foods Market, Inc.	96,000	5,001
		41,559
Food Products - 0.2%
Kellogg Co.	114,333	7,498
Household Products - 1.8%
Procter & Gamble Co.	638,568	53,825
Tobacco - 3.9%
British American Tobacco PLC sponsored ADR	308,309	34,731
Lorillard, Inc.	582,590	38,224
Philip Morris International, Inc.	311,034	24,957
Reynolds American, Inc.	274,600	18,659
		116,571
TOTAL CONSUMER STAPLES		299,714
ENERGY - 9.0%
Energy Equipment & Services - 1.5%
Ensco PLC Class A	335,950	9,420
Halliburton Co.	96,100	3,843
Helmerich & Payne, Inc.	33,200	1,977
National Oilwell Varco, Inc.	115,918	6,309
Oceaneering International, Inc.	184,800	9,676
Schlumberger Ltd.	134,945	11,118
U.S. Silica Holdings, Inc. (d)	140,200	3,533
		45,876
Oil, Gas & Consumable Fuels - 7.5%
Amyris, Inc. (a)(d)	1,821,361	3,133
Anadarko Petroleum Corp.	62,700	5,126
Apache Corp.	385,540	24,123
BG Group PLC	2,047,191	27,305
Cabot Oil & Gas Corp.	256,500	6,797
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Chevron Corp.	491,357	$ 50,379
Cobalt International Energy, Inc. (a)	558,900	5,097
Imperial Oil Ltd.	466,700	17,350
Kinder Morgan, Inc.	178,600	7,332
Markwest Energy Partners LP	162,600	9,582
Peabody Energy Corp. (d)	458,568	2,857
Suncor Energy, Inc.	1,570,100	46,830
The Williams Companies, Inc.	437,825	19,203
		225,114
TOTAL ENERGY		270,990
FINANCIALS - 19.7%
Banks - 11.8%
Bank of America Corp.	4,382,650	66,397
Citigroup, Inc.	1,382,358	64,902
Comerica, Inc.	140,100	5,814
Fifth Third Bancorp	174,900	3,026
JPMorgan Chase & Co.	2,097,271	114,050
PNC Financial Services Group, Inc.	111,920	9,462
Regions Financial Corp.	385,200	3,351
Standard Chartered PLC (United Kingdom)	1,144,635	15,304
SunTrust Banks, Inc.	707,292	27,174
U.S. Bancorp	439,185	18,406
Wells Fargo & Co.	525,350	27,276
		355,162
Capital Markets - 4.6%
BlackRock, Inc. Class A	9,600	3,269
Charles Schwab Corp.	739,986	19,225
E*TRADE Financial Corp. (a)	280,700	6,470
Goldman Sachs Group, Inc.	14,200	2,448
KKR & Co. LP	449,015	10,781
Morgan Stanley	788,707	26,666
Northern Trust Corp.	246,806	16,136
State Street Corp.	587,542	42,015
The Blackstone Group LP	319,800	11,941
		138,951
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - 0.3%
IntercontinentalExchange Group, Inc.	28,500	$ 5,863
KKR Renaissance Co-Invest LP unit (a)(e)	20,500	3,951
		9,814
Insurance - 1.6%
American International Group, Inc.	349,343	17,072
Genworth Financial, Inc. Class A (a)	668,449	4,666
MetLife, Inc.	479,010	22,274
Principal Financial Group, Inc.	70,100	3,290
		47,302
Real Estate Management & Development - 0.2%
Realogy Holdings Corp. (a)	146,400	6,808
Thrifts & Mortgage Finance - 1.2%
MGIC Investment Corp. (a)	827,992	7,054
Radian Group, Inc. (d)	1,758,490	27,714
		34,768
TOTAL FINANCIALS		592,805
HEALTH CARE - 12.4%
Biotechnology - 3.2%
Alnylam Pharmaceuticals, Inc. (a)	35,300	3,312
Amgen, Inc.	235,303	35,827
BioCryst Pharmaceuticals, Inc. (a)	304,300	3,098
Biogen Idec, Inc. (a)	16,400	6,382
Clovis Oncology, Inc. (a)(d)	187,440	12,219
Discovery Laboratories, Inc. (a)	1,363,986	1,896
Insmed, Inc. (a)	89,044	1,377
Intercept Pharmaceuticals, Inc. (a)	119,548	24,033
MEI Pharma, Inc. (a)	912,234	3,594
Synageva BioPharma Corp. (a)	20,956	2,415
XOMA Corp. (a)	320,700	1,142
		95,295
Health Care Equipment & Supplies - 3.1%
Abbott Laboratories	205,175	9,184
Alere, Inc. (a)	876,250	35,655
Boston Scientific Corp. (a)	2,202,527	32,619
Medtronic PLC	42,800	3,056
Neovasc, Inc. (a)	48,000	449
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
St. Jude Medical, Inc.	93,600	$ 6,165
Zimmer Holdings, Inc.	70,400	7,892
		95,020
Health Care Providers & Services - 2.2%
Catamaran Corp. (a)	95,200	4,754
China Cord Blood Corp. (a)	292,500	1,366
Community Health Systems, Inc. (a)	95,700	4,505
Express Scripts Holding Co. (a)	321,267	25,929
McKesson Corp.	135,004	28,709
		65,263
Health Care Technology - 0.0%
Castlight Health, Inc. Class B (a)	12,200	108
Pharmaceuticals - 3.9%
Actavis PLC (a)	60,813	16,209
GlaxoSmithKline PLC sponsored ADR	874,011	38,456
Jazz Pharmaceuticals PLC (a)	54,493	9,228
Johnson & Johnson	158,810	15,903
Novartis AG sponsored ADR	40,331	3,928
Teva Pharmaceutical Industries Ltd. sponsored ADR	472,101	26,844
TherapeuticsMD, Inc. (a)	361,800	1,469
Theravance, Inc.	243,700	2,746
XenoPort, Inc. (a)	341,517	2,845
		117,628
TOTAL HEALTH CARE		373,314
INDUSTRIALS - 12.0%
Aerospace & Defense - 1.8%
Honeywell International, Inc.	45,020	4,401
KEYW Holding Corp. (a)	194,518	1,729
Meggitt PLC	195,000	1,583
Rolls-Royce Group PLC	382,600	5,137
The Boeing Co.	202,237	29,399
United Technologies Corp.	115,678	13,278
		55,527
Air Freight & Logistics - 2.0%
C.H. Robinson Worldwide, Inc.	78,342	5,580
FedEx Corp.	123,800	20,936
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Air Freight & Logistics - continued
Hub Group, Inc. Class A (a)	135,700	$ 4,532
United Parcel Service, Inc. Class B	305,475	30,193
		61,241
Building Products - 0.1%
Lennox International, Inc.	31,100	3,057
Commercial Services & Supplies - 0.6%
ADT Corp. (d)	497,985	17,131
Electrical Equipment - 0.6%
AMETEK, Inc.	97,470	4,669
Hubbell, Inc. Class B	63,800	6,765
OSRAM Licht AG	50,042	2,312
Vestas Wind Systems A/S (a)	66,400	2,607
		16,353
Industrial Conglomerates - 3.1%
Danaher Corp.	123,592	10,182
General Electric Co.	3,477,103	83,068
		93,250
Machinery - 1.0%
Deere & Co.	137,900	11,748
Ingersoll-Rand PLC	91,571	6,080
Joy Global, Inc.	83,000	3,481
Manitowoc Co., Inc.	80,600	1,507
Rexnord Corp. (a)	29,900	740
Valmont Industries, Inc.	37,004	4,445
WABCO Holdings, Inc. (a)	28,700	2,731
		30,732
Professional Services - 0.7%
Acacia Research Corp. (d)	541,213	6,776
Bureau Veritas SA	133,391	2,838
Exova Group Ltd. PLC (a)	289,872	655
Verisk Analytics, Inc. (a)	166,330	10,703
		20,972
Road & Rail - 1.9%
CSX Corp.	948,399	31,582
J.B. Hunt Transport Services, Inc.	143,400	11,416
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Road & Rail - continued
Kansas City Southern	45,800	$ 5,042
Norfolk Southern Corp.	88,742	9,049
		57,089
Trading Companies & Distributors - 0.2%
HD Supply Holdings, Inc. (a)	189,000	5,449
TOTAL INDUSTRIALS		360,801
INFORMATION TECHNOLOGY - 21.8%
Communications Equipment - 2.7%
Cisco Systems, Inc.	1,809,161	47,699
QUALCOMM, Inc.	549,050	34,294
		81,993
Internet Software & Services - 4.1%
Cornerstone OnDemand, Inc. (a)	161,500	5,321
Google, Inc.:
Class A (a)	88,287	47,459
Class C (a)	72,387	38,692
Twitter, Inc. (a)	168,300	6,316
Yahoo!, Inc. (a)	606,850	26,695
		124,483
IT Services - 5.0%
Cognizant Technology Solutions Corp. Class A (a)	387,016	20,949
Fidelity National Information Services, Inc.	96,576	6,029
IBM Corp.	138,469	21,229
MasterCard, Inc. Class A	402,500	33,017
Paychex, Inc.	463,439	20,975
The Western Union Co.	181,065	3,078
Unisys Corp. (a)	381,795	8,373
Visa, Inc. Class A	143,470	36,572
		150,222
Semiconductors & Semiconductor Equipment - 1.9%
Applied Materials, Inc.	990,121	22,614
Broadcom Corp. Class A	810,460	34,392
		57,006
Software - 3.9%
Adobe Systems, Inc. (a)	151,390	10,617
Autodesk, Inc. (a)	156,769	8,466
Intuit, Inc.	12,100	1,051
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Microsoft Corp.	1,726,696	$ 69,759
Oracle Corp.	372,439	15,601
Parametric Technology Corp. (a)	148,896	4,975
salesforce.com, Inc. (a)	138,800	7,835
		118,304
Technology Hardware, Storage & Peripherals - 4.2%
Apple, Inc.	987,529	115,698
First Data Holdings, Inc. Class B (e)	1,961,398	6,590
Samsung Electronics Co. Ltd.	1,844	2,271
		124,559
TOTAL INFORMATION TECHNOLOGY		656,567
MATERIALS - 3.1%
Chemicals - 2.6%
Airgas, Inc.	137,063	15,439
Balchem Corp.	36,200	1,918
E.I. du Pont de Nemours & Co.	102,638	7,309
FMC Corp.	172,400	9,913
Intrepid Potash, Inc. (a)(d)	165,205	2,199
LyondellBasell Industries NV Class A	14,300	1,131
Monsanto Co.	247,873	29,244
Potash Corp. of Saskatchewan, Inc.	131,700	4,795
Syngenta AG (Switzerland)	22,506	7,331
		79,279
Containers & Packaging - 0.1%
Rock-Tenn Co. Class A	53,200	3,453
Metals & Mining - 0.4%
Freeport-McMoRan, Inc.	722,400	12,144
TOTAL MATERIALS		94,876
TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 1.6%
Verizon Communications, Inc.	1,080,000	49,367
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - 0.1%
Independent Power & Renewable Electricity Producers - 0.1%
Dynegy, Inc. (a)	143,200	$ 3,912
TOTAL COMMON STOCKS (Cost $2,528,604)		3,006,855
Convertible Preferred Stocks - 0.0%

CONSUMER DISCRETIONARY - 0.0%
Leisure Products - 0.0%
NJOY, Inc.:
Series C (a)(e)	49,302	398
Series D (e)	23,907	193
(Cost $804)		591
Convertible Bonds - 0.1%
	Principal Amount (000s)
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Amyris, Inc.:
3% 2/27/17	$ 395	338
5% 10/15/18 (e)	946	768
(Cost $1,341)		1,106
Money Market Funds - 1.5%
	Shares	Value (000s)
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c) (Cost $45,835)	45,835,390	$ 45,835
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $2,576,584)		3,054,387
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(38,964)
NET ASSETS - 100%		$ 3,015,423
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $13,475,000 or 0.4% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Amyris, Inc. 5% 10/15/18	10/16/13	$ 900
First Data Holdings, Inc. Class B	6/26/14	$ 7,846
KKR Renaissance Co-Invest LP unit	7/25/13	$ 2,163
NJOY, Inc.	9/11/13 - 10/24/13	$ 1,577
NJOY, Inc. Series C	6/7/13	$ 399
NJOY, Inc. Series D	2/14/14	$ 405
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 30
Fidelity Securities Lending Cash Central Fund	852
Total	$ 882
Other Information

The following is a summary of the inputs used, as of January 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 305,100	$ 302,934	$ -	$ 2,166
Consumer Staples	299,714	280,596	19,118	-
Energy	270,990	243,685	27,305	-
Financials	592,805	588,854	-	3,951
Health Care	373,314	373,314	-	-
Industrials	360,801	360,801	-	-
Information Technology	656,567	647,706	2,271	6,590
Materials	94,876	87,545	7,331	-
Telecommunication Services	49,367	49,367	-	-
Utilities	3,912	3,912	-	-
Corporate Bonds	1,106	-	1,106	-
Money Market Funds	45,835	45,835	-	-
Total Investments in Securities:	$ 3,054,387	$ 2,984,549	$ 57,131	$ 12,707
Income Tax Information

At January 31, 2015, the cost of investment securities for income tax purposes was $2,584,672,000. Net unrealized appreciation aggregated $469,715,000, of which $610,055,000 related to appreciated investment securities and $140,340,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Mid Cap Stock Fund

January 31, 2015

1.813018.110

MCS-QTLY-0315

Investments January 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 13.6%
Auto Components - 0.4%
Tenneco, Inc. (a)	657,300	$ 33,798
Automobiles - 0.4%
Harley-Davidson, Inc.	620,700	38,297
Distributors - 1.0%
Pool Corp.	1,362,001	84,730
Hotels, Restaurants & Leisure - 2.5%
ARAMARK Holdings Corp.	3,150,640	98,678
Domino's Pizza, Inc.	813,300	80,557
Wyndham Worldwide Corp.	429,500	35,988
		215,223
Household Durables - 3.2%
D.R. Horton, Inc.	1,492,933	36,607
Lennar Corp. Class A	612,700	27,516
NVR, Inc. (a)	58,400	73,247
Toll Brothers, Inc. (a)	2,266,087	78,452
Tupperware Brands Corp.	969,300	65,534
		281,356
Internet & Catalog Retail - 0.4%
Liberty Interactive Corp. Series A (a)	825,000	22,572
Wayfair LLC Class B	560,451	9,866
		32,438
Leisure Products - 0.7%
New Academy Holding Co. LLC unit (a)(f)(g)	294,000	61,796
Media - 0.4%
Scripps Networks Interactive, Inc. Class A	462,400	32,872
Specialty Retail - 3.5%
Cabela's, Inc. Class A (a)	795,700	43,724
GameStop Corp. Class A (d)	652,800	23,011
PT ACE Hardware Indonesia Tbk	259,254,600	15,124
Ross Stores, Inc.	595,500	54,613
Sally Beauty Holdings, Inc. (a)	1,274,000	39,596
Tractor Supply Co.	994,000	80,683
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	227,000	29,950
World Duty Free SpA (a)	1,641,759	18,125
		304,826
Textiles, Apparel & Luxury Goods - 1.1%
Brunello Cucinelli SpA	2,172,700	44,708
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
PVH Corp.	216,800	$ 23,904
Under Armour, Inc. Class A (sub. vtg.) (a)	391,100	28,190
		96,802
TOTAL CONSUMER DISCRETIONARY		1,182,138
CONSUMER STAPLES - 7.4%
Beverages - 1.3%
Constellation Brands, Inc. Class A (sub. vtg.) (a)	1,053,900	116,403
Food & Staples Retailing - 1.5%
Masan Consumer Corp. (KKR Masan Aggregator LP) unit (a)(g)	125,000	10,183
Tesco PLC	11,315,300	38,265
United Natural Foods, Inc. (a)	1,054,726	81,509
		129,957
Food Products - 3.4%
Amira Nature Foods Ltd. (a)(d)	1,292,956	16,084
Ingredion, Inc.	974,800	78,608
Mead Johnson Nutrition Co. Class A	1,154,500	113,707
The Hershey Co.	339,600	34,711
WhiteWave Foods Co. (a)	1,471,900	48,529
		291,639
Household Products - 1.2%
Church & Dwight Co., Inc.	1,312,500	106,208
TOTAL CONSUMER STAPLES		644,207
ENERGY - 4.9%
Energy Equipment & Services - 1.4%
Helmerich & Payne, Inc.	872,700	51,978
Oceaneering International, Inc.	1,309,500	68,565
Odfjell Drilling A/S	4,215,583	4,900
		125,443
Oil, Gas & Consumable Fuels - 3.5%
Antero Resources Corp. (a)(d)	869,200	30,118
Cabot Oil & Gas Corp.	2,163,300	57,327
Cimarex Energy Co.	737,000	76,058
GasLog Ltd.	935,600	16,364
Golar LNG Ltd.	818,600	23,215
Holly Energy Partners LP	619,171	20,247
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Memorial Resource Development Corp.	837,000	$ 16,029
Range Resources Corp.	450,000	20,822
SM Energy Co.	732,700	27,711
Southwestern Energy Co. (a)	500,000	12,395
		300,286
TOTAL ENERGY		425,729
FINANCIALS - 19.6%
Banks - 5.8%
City National Corp.	1,057,900	91,709
First Republic Bank	1,766,700	89,960
FirstMerit Corp.	1,942,500	31,828
FNB Corp., Pennsylvania	2,502,500	30,030
Huntington Bancshares, Inc.	3,646,900	36,542
M&T Bank Corp. (d)	511,400	57,870
Prosperity Bancshares, Inc.	600,000	27,474
Regions Financial Corp.	5,167,400	44,956
SunTrust Banks, Inc.	1,607,400	61,756
Texas Capital Bancshares, Inc. (a)	425,000	17,361
UMB Financial Corp.	405,000	19,651
		509,137
Capital Markets - 1.4%
Apollo Investment Corp.	3,205,542	22,823
Ares Management LP	173,284	3,291
KKR & Co. LP	4,219,584	101,312
		127,426
Insurance - 4.4%
Arch Capital Group Ltd. (a)	977,500	56,666
Fairfax Financial Holdings Ltd. (sub. vtg.)	96,500	51,261
First American Financial Corp.	2,787,800	94,841
FNF Group	2,872,000	100,807
Genworth Financial, Inc. Class A (a)	2,608,400	18,207
Jardine Lloyd Thompson Group PLC	1,754,594	25,014
Progressive Corp.	1,334,600	34,633
		381,429
Real Estate Investment Trusts - 5.5%
Apartment Investment & Management Co. Class A	1,499,600	59,774
Aviv REIT, Inc.	638,100	25,096
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Essex Property Trust, Inc.	483,300	$ 109,250
Retail Properties America, Inc.	1,500,000	26,535
SL Green Realty Corp.	992,700	125,080
The Macerich Co.	1,205,300	103,668
Two Harbors Investment Corp.	2,572,700	26,550
		475,953
Real Estate Management & Development - 1.0%
CBRE Group, Inc. (a)	1,127,600	36,467
Realogy Holdings Corp. (a)	1,039,900	48,355
		84,822
Thrifts & Mortgage Finance - 1.5%
MGIC Investment Corp. (a)	5,478,809	46,679
Radian Group, Inc. (d)	5,303,544	83,584
		130,263
TOTAL FINANCIALS		1,709,030
HEALTH CARE - 12.4%
Health Care Equipment & Supplies - 3.4%
Align Technology, Inc. (a)	1,267,900	67,262
Edwards Lifesciences Corp. (a)	673,100	84,373
HeartWare International, Inc. (a)(d)	731,514	61,103
The Cooper Companies, Inc.	490,465	77,322
		290,060
Health Care Providers & Services - 5.5%
Air Methods Corp. (a)	494,400	20,542
Amplifon SpA	3,125,982	18,722
Community Health Systems, Inc. (a)	1,423,700	67,014
Corvel Corp. (a)	700,000	23,058
Henry Schein, Inc. (a)	1,201,900	165,945
MEDNAX, Inc. (a)	1,168,600	79,336
Universal Health Services, Inc. Class B	1,005,000	103,043
		477,660
Health Care Technology - 0.4%
HealthStream, Inc. (a)	565,700	15,987
Medidata Solutions, Inc. (a)	500,000	21,495
		37,482
Life Sciences Tools & Services - 1.9%
Agilent Technologies, Inc.	935,400	35,330
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Life Sciences Tools & Services - continued
Eurofins Scientific SA	420,100	$ 108,472
Quintiles Transnational Holdings, Inc. (a)	400,000	24,200
		168,002
Pharmaceuticals - 1.2%
Impax Laboratories, Inc. (a)	1,101,400	40,388
Perrigo Co. PLC	397,000	60,241
		100,629
TOTAL HEALTH CARE		1,073,833
INDUSTRIALS - 15.4%
Aerospace & Defense - 3.0%
Esterline Technologies Corp. (a)	300,000	33,627
KEYW Holding Corp. (a)(d)(e)	3,652,436	32,470
Teledyne Technologies, Inc. (a)	300,000	28,512
Textron, Inc.	1,506,000	64,095
TransDigm Group, Inc.	516,700	106,197
		264,901
Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	520,100	37,042
Hub Group, Inc. Class A (a)	600,000	20,040
		57,082
Building Products - 0.5%
A.O. Smith Corp.	720,504	42,805
Commercial Services & Supplies - 1.4%
Clean Harbors, Inc. (a)(d)	583,700	27,621
Interface, Inc.	3,069,600	48,223
KAR Auction Services, Inc.	750,000	25,583
U.S. Ecology, Inc. (d)	480,481	19,921
		121,348
Construction & Engineering - 0.2%
Jacobs Engineering Group, Inc. (a)	489,900	18,665
Electrical Equipment - 2.9%
AMETEK, Inc.	1,648,092	78,944
Generac Holdings, Inc. (a)(d)	877,600	38,386
Hubbell, Inc. Class B	460,000	48,778
OSRAM Licht AG	560,302	25,883
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - continued
Regal-Beloit Corp.	400,000	$ 27,540
Rockwell Automation, Inc.	340,000	37,033
		256,564
Machinery - 0.8%
Donaldson Co., Inc.	1,288,800	47,119
Pall Corp.	267,000	25,835
		72,954
Professional Services - 1.3%
Michael Page International PLC	3,212,360	22,547
Towers Watson & Co.	729,700	86,469
		109,016
Road & Rail - 2.9%
Genesee & Wyoming, Inc. Class A (a)	575,900	47,483
Hertz Global Holdings, Inc. (a)	1,967,400	40,371
J.B. Hunt Transport Services, Inc.	856,500	68,186
Kansas City Southern	871,600	95,954
		251,994
Trading Companies & Distributors - 1.7%
Rush Enterprises, Inc. Class A (a)	775,000	21,700
United Rentals, Inc. (a)	1,478,673	122,508
		144,208
TOTAL INDUSTRIALS		1,339,537
INFORMATION TECHNOLOGY - 15.8%
Communications Equipment - 0.8%
Brocade Communications Systems, Inc.	3,800,200	42,258
Juniper Networks, Inc.	1,333,000	30,299
		72,557
Electronic Equipment & Components - 2.3%
Amphenol Corp. Class A	1,539,700	82,697
Arrow Electronics, Inc. (a)	1,139,800	62,735
Fabrinet (a)	1,172,331	19,144
Keysight Technologies, Inc. (a)	467,700	15,617
Trimble Navigation Ltd. (a)	643,632	15,344
		195,537
Internet Software & Services - 2.4%
Akamai Technologies, Inc. (a)	1,290,600	75,055
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Cornerstone OnDemand, Inc. (a)	572,049	$ 18,849
CoStar Group, Inc. (a)	276,400	50,999
Demandware, Inc. (a)	275,585	14,760
Endurance International Group Holdings, Inc. (a)(d)	1,625,200	27,320
Shutterstock, Inc. (a)(d)	296,000	16,662
		203,645
IT Services - 4.9%
Alliance Data Systems Corp. (a)	208,200	60,134
Fidelity National Information Services, Inc.	1,333,186	83,231
Fiserv, Inc. (a)	660,400	47,899
FleetCor Technologies, Inc. (a)	387,100	54,388
Gartner, Inc. Class A (a)	1,079,600	90,924
Total System Services, Inc.	1,200,000	42,444
WNS Holdings Ltd. sponsored ADR (a)	2,200,000	49,500
		428,520
Semiconductors & Semiconductor Equipment - 1.9%
Applied Materials, Inc.	2,345,000	53,560
Broadcom Corp. Class A	750,000	31,826
M/A-COM Technology Solutions Holdings, Inc. (a)	478,093	15,543
Maxim Integrated Products, Inc.	1,000,000	33,090
Siliconware Precision Industries Co. Ltd. sponsored ADR (d)	3,903,800	33,417
		167,436
Software - 3.2%
ANSYS, Inc. (a)	963,500	77,726
Aspen Technology, Inc. (a)	1,018,600	36,002
Citrix Systems, Inc. (a)	747,200	44,279
NetSuite, Inc. (a)	300,000	29,529
Nuance Communications, Inc. (a)	1,744,300	23,975
Red Hat, Inc. (a)	512,300	32,680
ServiceNow, Inc. (a)	514,900	37,536
		281,727
Technology Hardware, Storage & Peripherals - 0.3%
First Data Holdings, Inc. Class B (g)	7,895,869	26,530
TOTAL INFORMATION TECHNOLOGY		1,375,952
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 2.7%
Chemicals - 1.6%
Airgas, Inc.	520,700	$ 58,652
Cytec Industries, Inc.	1,755,600	84,251
		142,903
Containers & Packaging - 0.9%
Rock-Tenn Co. Class A	1,214,000	78,789
Metals & Mining - 0.2%
Constellium NV (a)	816,000	15,023
TOTAL MATERIALS		236,715
UTILITIES - 5.3%
Electric Utilities - 3.0%
IDACORP, Inc.	1,105,100	75,047
OGE Energy Corp.	1,750,000	61,565
Pinnacle West Capital Corp.	530,900	37,259
Westar Energy, Inc.	2,000,000	85,440
		259,311
Gas Utilities - 0.6%
Atmos Energy Corp.	1,000,000	56,910
Multi-Utilities - 1.7%
Alliant Energy Corp.	1,425,500	97,804
CMS Energy Corp.	1,300,900	49,083
		146,887
TOTAL UTILITIES		463,108
TOTAL COMMON STOCKS (Cost $6,210,222)		8,450,249
Money Market Funds - 4.8%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.13% (b)	263,661,814	$ 263,662
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	159,459,125	159,459
TOTAL MONEY MARKET FUNDS (Cost $423,121)		423,121
TOTAL INVESTMENT PORTFOLIO - 101.9% (Cost $6,633,343)		8,873,370
NET OTHER ASSETS (LIABILITIES) - (1.9)%		(169,028)
NET ASSETS - 100%		$ 8,704,342
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
(f) Investment is owned by an entity that is treated as a U.S. Corporation for tax purposes in which the Fund holds a percentage ownership.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $98,508,000 or 1.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
First Data Holdings, Inc. Class B	6/26/14	$ 31,583
Masan Consumer Corp. (KKR Masan Aggregator LP) unit	4/3/13	$ 12,620
New Academy Holding Co. LLC unit	8/1/11	$ 30,988
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 474
Fidelity Securities Lending Cash Central Fund	4,028
Total	$ 4,502
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Income	Value, end of period
EQTY ER Holdings, LLC 12% 1/28/18	$ 18,813	$ -	$ 18,813	$ 1,157	$ -
EQTY ER Holdings, LLC	9,688	-	18,354	-	-
KEYW Holding Corp.	46,934	-	-	-	32,470
Wayfair LLC Class A	-	655	577	-	-
Wayfair LLC Class B	-	-	-	-	-
Total	$ 75,435	$ 655	$ 37,744	$ 1,157	$ 32,470
Other Information

The following is a summary of the inputs used, as of January 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,182,138	$ 1,095,352	$ 24,990	$ 61,796
Consumer Staples	644,207	595,759	38,265	10,183
Energy	425,729	425,729	-	-
Financials	1,709,030	1,709,030	-	-
Health Care	1,073,833	1,073,833	-	-
Industrials	1,339,537	1,339,537	-	-
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Information Technology	$ 1,375,952	$ 1,349,422	$ -	$ 26,530
Materials	236,715	236,715	-	-
Utilities	463,108	463,108	-	-
Money Market Funds	423,121	423,121	-	-
Total Investments in Securities:	$ 8,873,370	$ 8,711,606	$ 63,255	$ 98,509
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 102,443
Net Realized Gain (Loss) on Investment Securities	8,947
Net Unrealized Gain (Loss) on Investment Securities	7,401
Cost of Purchases	31,583
Proceeds of Sales	(51,865)
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 98,509
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2015	$ 7,682

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At January 31, 2015, the cost of investment securities for income tax purposes was $6,634,652,000. Net unrealized appreciation aggregated $2,238,718,000, of which $2,502,476,000 related to appreciated investment securities and $263,758,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.
The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.
Asset Type	Fair Value at 01/31/15 (000s)	Valuation Technique(s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input*
Equities	$ 98,509	Discounted cash flow	FCF multiple	16.1	Increase
			Discount for lack of marketability	15.0%	Decrease
		Market comparable	Discount rate	30.0%	Decrease
			EV/EBITDA multiple	9.9	Increase
			EPS	$16.00	Increase
			Discount for lack of marketability	15.0%	Decrease

*Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Series Small Cap
Discovery Fund

January 31, 2015

1.968034.101

XS4-QTLY-0315

Investments January 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
CONSUMER DISCRETIONARY - 12.3%
Household Durables - 3.5%
Meritage Homes Corp. (a)	800,000	$ 29,128,000
Taylor Morrison Home Corp. (a)	1,344,341	23,888,940
		53,016,940
Multiline Retail - 1.0%
Big Lots, Inc.	350,000	16,068,500
Specialty Retail - 7.8%
Aarons, Inc. Class A	1,219,310	38,603,355
Genesco, Inc. (a)	238,400	17,033,680
Murphy U.S.A., Inc. (a)	450,000	31,414,500
Rent-A-Center, Inc.	747,189	25,613,639
Tsutsumi Jewelry Co. Ltd.	274,900	5,870,382
		118,535,556
TOTAL CONSUMER DISCRETIONARY		187,620,996
CONSUMER STAPLES - 1.6%
Food Products - 1.6%
Post Holdings, Inc. (a)	535,300	25,292,925
ENERGY - 4.0%
Oil, Gas & Consumable Fuels - 4.0%
Northern Oil & Gas, Inc. (a)(d)	2,747,500	17,254,300
World Fuel Services Corp.	900,000	44,073,000
		61,327,300
FINANCIALS - 25.4%
Banks - 9.1%
Associated Banc-Corp.	1,546,300	25,993,303
First Citizen Bancshares, Inc.	152,600	37,242,030
National Penn Bancshares, Inc.	1,456,500	14,128,050
PacWest Bancorp	500,000	21,377,500
TCF Financial Corp.	2,700,000	39,690,000
		138,430,883
Capital Markets - 7.0%
Federated Investors, Inc. Class B (non-vtg.)	1,019,800	32,235,878
OM Asset Management Ltd. (a)	2,100,000	31,836,000
Waddell & Reed Financial, Inc. Class A	950,000	42,474,500
		106,546,378
Consumer Finance - 1.0%
Cash America International, Inc.	210,000	4,368,000
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - continued
Enova International, Inc. (a)	317,882	$ 6,119,229
EZCORP, Inc. (non-vtg.) Class A (a)	442,800	4,565,268
		15,052,497
Insurance - 3.8%
Aspen Insurance Holdings Ltd.	700,600	30,349,992
Platinum Underwriters Holdings Ltd.	200,000	14,766,000
StanCorp Financial Group, Inc.	218,700	13,568,148
		58,684,140
Real Estate Investment Trusts - 1.7%
Franklin Street Properties Corp.	819,200	10,551,296
Rouse Properties, Inc. (d)	875,000	16,266,250
		26,817,546
Thrifts & Mortgage Finance - 2.8%
Astoria Financial Corp.	1,396,500	17,079,195
Washington Federal, Inc.	1,265,000	25,122,900
		42,202,095
TOTAL FINANCIALS		387,733,539
HEALTH CARE - 13.3%
Health Care Equipment & Supplies - 4.2%
Hill-Rom Holdings, Inc.	656,800	31,368,768
Integra LifeSciences Holdings Corp. (a)	576,400	32,117,008
		63,485,776
Health Care Providers & Services - 8.2%
AmSurg Corp. (a)	761,200	42,003,016
Centene Corp. (a)	100,000	10,916,000
Chemed Corp.	150,000	15,171,000
Civitas Solutions, Inc.	1,821,343	34,587,304
VCA, Inc. (a)	450,000	23,445,000
		126,122,320
Pharmaceuticals - 0.9%
Theravance, Inc. (d)	1,209,497	13,631,070
TOTAL HEALTH CARE		203,239,166
INDUSTRIALS - 14.5%
Air Freight & Logistics - 1.1%
Atlas Air Worldwide Holdings, Inc. (a)	360,220	16,281,944
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - 4.5%
HNI Corp.	398,000	$ 19,601,500
Knoll, Inc.	670,200	13,732,398
Quad/Graphics, Inc.	566,294	11,348,532
United Stationers, Inc.	605,800	24,419,798
		69,102,228
Electrical Equipment - 3.0%
EnerSys	625,000	36,487,500
GrafTech International Ltd. (a)	2,496,800	9,063,384
		45,550,884
Machinery - 1.6%
Columbus McKinnon Corp. (NY Shares)	274,000	6,863,700
Mueller Industries, Inc.	575,000	18,049,250
		24,912,950
Professional Services - 2.3%
FTI Consulting, Inc. (a)	876,800	35,659,456
Trading Companies & Distributors - 2.0%
WESCO International, Inc. (a)(d)	450,000	30,042,000
TOTAL INDUSTRIALS		221,549,462
INFORMATION TECHNOLOGY - 19.9%
Electronic Equipment & Components - 6.3%
Ingram Micro, Inc. Class A (a)	1,600,000	40,288,000
SYNNEX Corp.	239,900	17,798,181
Tech Data Corp. (a)	675,000	38,542,500
		96,628,681
Internet Software & Services - 6.8%
Blucora, Inc. (a)	2,050,000	27,716,000
Cimpress NV (a)(d)	600,000	48,329,997
j2 Global, Inc.	500,000	28,720,000
		104,765,997
IT Services - 5.0%
Booz Allen Hamilton Holding Corp. Class A	1,300,000	37,843,000
CACI International, Inc. Class A (a)	450,000	38,065,500
		75,908,500
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - 1.8%
SS&C Technologies Holdings, Inc.	500,000	$ 27,665,000
TOTAL INFORMATION TECHNOLOGY		304,968,178
MATERIALS - 3.9%
Containers & Packaging - 1.7%
Silgan Holdings, Inc.	500,000	25,705,000
Metals & Mining - 2.2%
Carpenter Technology Corp.	358,099	13,586,276
Haynes International, Inc.	201,645	7,850,040
RTI International Metals, Inc. (a)	549,500	12,253,850
		33,690,166
TOTAL MATERIALS		59,395,166
TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.9%
Intelsat SA (a)	850,000	13,387,500
UTILITIES - 2.8%
Electric Utilities - 1.6%
UIL Holdings Corp.	535,500	24,633,000
Gas Utilities - 1.2%
Southwest Gas Corp.	289,100	17,768,086
TOTAL UTILITIES		42,401,086
TOTAL COMMON STOCKS (Cost $1,462,268,570)		1,506,915,318
Money Market Funds - 3.5%
	Shares	Value
Fidelity Cash Central Fund, 0.13% (b)	28,954,012	$ 28,954,012
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	24,918,650	24,918,650
TOTAL MONEY MARKET FUNDS (Cost $53,872,662)		53,872,662
TOTAL INVESTMENT PORTFOLIO - 102.1% (Cost $1,516,141,232)		1,560,787,980
NET OTHER ASSETS (LIABILITIES) - (2.1)%		(32,554,018)
NET ASSETS - 100%		$ 1,528,233,962
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 20,105
Fidelity Securities Lending Cash Central Fund	214,872
Total	$ 234,977
Other Information

The following is a summary of the inputs used, as of January 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 187,620,996	$ 181,750,614	$ 5,870,382	$ -
Consumer Staples	25,292,925	25,292,925	-	-
Energy	61,327,300	61,327,300	-	-
Financials	387,733,539	387,733,539	-	-
Health Care	203,239,166	203,239,166	-	-
Industrials	221,549,462	221,549,462	-	-
Information Technology	304,968,178	304,968,178	-	-
Materials	59,395,166	59,395,166	-	-
Telecommunication Services	13,387,500	13,387,500	-	-
Utilities	42,401,086	42,401,086	-	-
Money Market Funds	53,872,662	53,872,662	-	-
Total Investments in Securities:	$ 1,560,787,980	$ 1,554,917,598	$ 5,870,382	$ -
Income Tax Information

At January 31, 2015, the cost of investment securities for income tax purposes was $1,516,141,233. Net unrealized appreciation aggregated $44,646,708, of which $176,724,193 related to appreciated investment securities and $132,077,485 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Commonwealth Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Commonwealth Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 1, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 1, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	April 1, 2015